PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for building and property	$ 13,283
Prepaid rent and other prepaid expenses	8,038	1,787
Advances to suppliers	2,449	797
Other current assets	1,664	1,061
Deposits	1,213	357
Advances to employees	1,055	759
Accrued interests receivable	793	801
Loan receivable		950
Total	$ 28,495	$ 6,512
Prepayment for building and property balances as a percentage of the total puchase consideration	60.00%